CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 10, 2005
Equity
Common shares, par value (in dollars per share)	$ 2.00	$ 2.00	$ 2.00	$ 2.00
Common shares, shares authorized (in shares)	800,000,000	800,000,000	800,000,000
Common shares, shares outstanding (in shares)	469,178,074	467,772,174	443,125,691